Viking Tax-Free Fund for Montana
VIKING TAX-FREE FUND FOR MONTANA—SUMMARY
Investment Objective
The Fund seeks the highest level of current income that is exempt from federal and Montana personal income taxes and is consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Your Account" on page 23 of the Fund's prospectus and "Buying and Selling Shares" on page 30 of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Viking Tax-Free Fund for Montana
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Viking Tax-Free Fund for Montana
Management Fees		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.60%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.36%
Fee Waivers and Expense Reimbursements	[2]	(0.28%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.08%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Fund Operating Expenses do not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from April 30, 2011 through April 29, 2012 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and Acquired Fund Fees and Expenses) do not exceed 1.07% of average daily net assets. If the Fund incurred extraordinary or non-recurring expenses, Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements would be higher than what is shown in the table above. This expense limitation agreement may only be terminated or modified prior to April 29, 2012 with the approval of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Viking Tax-Free Fund for Montana	482	770	1,089	2,035

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25.34% of the average value of its portfolio.
Principal Investment Strategies

To pursue its objective, the Fund normally invests:

• at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from federal income taxes, including the federal alternative minimum tax;

• at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from Montana personal income taxes, although the Fund tries to invest all of its assets in these securities.

Municipal bonds are debt securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities, and instrumentalities. The two general classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source.

The investment manager actively manages the Fund's portfolio by selecting securities that it believes will provide the best balance between risk and return within the Fund's range of allowable investments. The investment manager will consider selling a security with deteriorating credit or limited upside potential compared to other available bonds.

The Fund may invest up to 30% of its net assets in U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), the interest on which is exempt from federal and Montana personal income taxes. The Fund may invest up to 20% of its net assets in private activity bonds (which are revenue bonds that finance privately operated facilities), the interest on which is a tax preference item for purposes of the federal alternative minimum tax.

The Fund may invest more than 25% of its net assets in municipal securities that finance similar types of projects, such as education, healthcare, housing, industrial development, transportation, utilities, or pollution control. Economic, business, political, or other changes can affect all securities of a similar type.

All of the municipal securities in which the Fund invests are rated investment grade (BBB- or higher) at the time of purchase by a nationally recognized statistical rating service such as Standard and Poor's Ratings Services or Moody's Investors Service, Inc. or are of comparable quality as determined by the Fund's investment manager. If, subsequent to the purchase of a municipal security, the rating of a municipal security falls below investment grade, the Fund will not be required to dispose of the security.

Under normal circumstances, the Fund will maintain an average stated maturity at between eight and twenty-two years.

During unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash, and cash equivalents. During such times, the Fund may be unable to pursue its investment objective. In addition, these short-term investments may be taxable.

The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General risk. There is no assurance that the Fund will meet its investment objective. The Fund's share price, and the value of your investment, may change. When the value of the Fund's investments goes down, so does its share price. Similarly, when the value of the Fund's investments goes up, its share price does as well. Since the value of the Fund's shares can go up or down, it is possible to lose money by investing in the Fund.

Non-diversified fund. Because the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers; therefore its investment return is more likely to be impacted by changes in the market value and returns of any one issuer.

Municipal volatility risk. The municipal market can be significantly affected by a number of factors, including adverse tax, legislative or political changes, changes in interest rates, general economic and market conditions, and the financial condition of the issuers of municipal securities.

Single-state fund. Because the Fund focuses its investments in the municipal securities of Montana, adverse economic, political, or regulatory occurrences in Montana will have a greater impact on investment returns than would be the case for a municipal securities fund investing nationally. Montana's economy is based primarily on agriculture, tourism, energy, mining, and the processing of minerals and agricultural/forest products. Specific issues may arise pertaining to these sectors that may have an impact on the ability of local municipal securities issuers to meet their obligations.

Interest rate risk. When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession.

Income risk. The income from the Fund's portfolio may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market rates that are below the portfolio's current earnings rate.

Maturity risk. Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.

Credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value. Securities supported by insurance or other credit enhancements have the credit risk of the entity providing the insurance or other credit support. Changes in the credit quality of the insurer or other credit provider could affect the value of the security and the Fund's share price. Not all securities are rated. In the event that rating agencies assign different ratings to the same security, the Fund's investment manager will determine which rating it believes best reflects the security's quality and risk at that time. Credit risks associated with certain particular classifications of municipal securities include:

General Obligation Bonds—Timely payments depend on the issuer's credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base.

Revenue Bonds—Payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds—Municipalities and other public authorities issue private activity bonds to finance development of facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit, and taxing power for repayment.

Municipal insurance risk. The Fund's investments may include investments in insured municipal securities. Municipal security insurance does not guarantee the value of either individual municipal securities or of shares of the Fund. In addition, a municipal security insurance policy generally will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity. Adverse developments in the bond insurance industry may negatively affect the value of the Fund's insured municipal securities (if any) and the Fund. Because a significant portion of the municipal securities issued and outstanding are insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole. The value of a municipal security will be affected by the credit standing of its insurer. If the credit quality of an insurer is downgraded, the rating on a municipal security insured by such insurer may also be downgraded. This may, in turn, sharply reduce and in some cases eliminate the value provided by insurance. Moreover, having multiple securities insured by the same insurer will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such insurer.

Call risk. Call risk is the likelihood that a security will be prepaid (or "called") before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Extension risk. Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Portfolio strategy. The investment manager's skill in choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective.

Inflation risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting a Fund's real return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest returns in comparison to equity funds. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions.

Tax risk. Income from municipal securities held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Municipal sector risk. The Fund may invest more than 25% of its total assets in municipal securities that finance, or pay interest from the revenues of, similar projects that tend to be impacted the same or similar ways by economic, business, or political developments, which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Risks of health care revenue bonds. The Fund may invest in health care revenue bonds. The health care sector is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care sector is payments from the Medicare and Medicaid programs. As a result, the sector is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the sector, such as general economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers.

Risks of educational revenue bonds. The Fund may invest in educational revenue bonds. These include municipal securities that are obligations of issuers which are, or which govern the operation of, schools, colleges, and universities and whose revenues are derived mainly from ad valorem taxes, or for higher education systems, from tuition, dormitory revenues, grants, and endowments. Litigation or legislation pertaining to ad valorem taxes may affect sources of funds available for the payment of school bonds. College and university obligations may be affected by the possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding, and new government or legislation or regulations which may adversely affect the revenues or costs of such issuers. In addition, student loan revenue bonds, which are generally offered by state (or substate) authorities or commissions and backed by pools of student loans, may be affected by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, student repayment deferral periods of forbearance, potential changes in federal legislation, and state guarantee agency reimbursement.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

The bar chart below shows the variability of the Fund's performance from year to year. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Total Annual Return per Calendar Year (bar chart)

During the ten-year period shown in the bar chart, the highest return for a quarter was 6.39% (quarter ended September 30, 2009) and the lowest return for a quarter was -4.60% (quarter ended December 31, 2010).
The table below shows the Fund's average annual returns for 1, 5, and 10 years, and since inception, and how they compare with those of a broad measure of market performance. The return information has been restated to reflect current sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Viking Tax-Free Fund for Montana	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes		(1.87%)	2.35%	3.64%	3.66%	Aug 3, 1999
Return After Taxes On Distributions		(1.87%)	2.35%	3.63%	3.65%	Aug 3, 1999
Return After Taxes On Distributions and Sale of Fund Shares		(0.99%)	2.58%	3.71%	3.73%	Aug 3, 1999
Barclays Capital Municipal Bond Index	(reflects no deduction for fees, expenses or taxes)	2.37%	4.09%	4.84%	5.09%	Aug 3, 1999

Viking Tax-Free Fund for North Dakota
VIKING TAX-FREE FUND FOR NORTH DAKOTA—SUMMARY
Investment Objective
The Fund seeks the highest level of current income that is exempt from federal and North Dakota personal income taxes and is consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Your Account" on page 23 of the Fund's prospectus and "Buying and Selling Shares" on page 30 of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Viking Tax-Free Fund for North Dakota
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Viking Tax-Free Fund for North Dakota
Management Fees		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.67%
Total Annual Fund Operating Expenses		1.42%
Fee Waivers and Expense Reimbursements	[1]	(0.35%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.07%
[1]	The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from April 30, 2011 through April 29, 2012 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and Acquired Fund Fees and Expenses) do not exceed 1.07% of average daily net assets. If the Fund incurred extraordinary or non-recurring expenses, Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements would be higher than what is shown in the table above. This expense limitation agreement may only be terminated or modified prior to April 29, 2012 with the approval of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Viking Tax-Free Fund for North Dakota	481	782	1,115	2,103

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29.47% of the average value of its portfolio.
Principal Investment Strategies

To pursue its objective, the Fund normally invests:

• at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from federal income taxes, including the federal alternative minimum tax;

• at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from North Dakota personal income taxes, although the Fund tries to invest all of its assets in these securities.

Municipal bonds are debt securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities, and instrumentalities. The two general classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source.

The investment manager actively manages the Fund's portfolio by selecting securities that it believes will provide the best balance between risk and return within the Fund's range of allowable investments. The investment manager will consider selling a security with deteriorating credit or limited upside potential compared to other available bonds.

The Fund may invest up to 30% of its net assets in U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), the interest on which is exempt from federal and North Dakota personal income taxes. The Fund may invest up to 20% of its net assets in private activity bonds (which are revenue bonds that finance privately operated facilities), the interest on which is a tax preference item for purposes of the federal alternative minimum tax.

The Fund may invest more than 25% of its net assets in municipal securities that finance similar types of projects, such as education, healthcare, housing, industrial development, transportation, utilities, or pollution control. Economic, business, political, or other changes can affect all securities of a similar type.

All of the municipal securities in which the Fund invests are rated investment grade (BBB- or higher) at the time of purchase by a nationally recognized statistical rating service such as Standard and Poor's Ratings Services or Moody's Investors Service, Inc. or are of comparable quality as determined by the Fund's investment manager. If, subsequent to the purchase of a municipal security the rating of a municipal security falls below investment grade, the Fund will not be required to dispose of the security.

Under normal circumstances, the Fund will maintain an average stated maturity at between eight and twenty-two years.

During unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash, and cash equivalents. During such times, the Fund may be unable to pursue its investment objective. In addition, these short-term investments may be taxable.

The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General risk. There is no assurance that the Fund will meet its investment objective. The Fund's share price, and the value of your investment, may change. When the value of the Fund's investments goes down, so does its share price. Similarly, when the value of the Fund's investments goes up, its share price does as well. Since the value of the Fund's shares can go up or down, it is possible to lose money by investing in the Fund.

Non-diversified fund. Because the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers; therefore its investment return is more likely to be impacted by changes in the market value and returns of any one issuer.

Municipal volatility risk. The municipal market can be significantly affected by a number of factors, including adverse tax, legislative or political changes, changes in interest rates, general economic and market conditions, and the financial condition of the issuers of municipal securities.

Single-state fund. Because the Fund focuses its investments in the municipal securities of North Dakota, adverse economic, political or regulatory occurrences in North Dakota will have a greater impact on investment returns than would be the case for a municipal securities fund investing nationally. North Dakota's economy is based primarily on agriculture, mining, and energy. Specific issues may arise pertaining to these sectors that may have an impact on the ability of local municipal securities issuers to meet their obligations.

Interest rate risk. When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession.

Income risk. The income from the Fund's portfolio may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market rates that are below the portfolio's current earnings rate.

Maturity risk. Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.

Credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value. Securities supported by insurance or other credit enhancements have the credit risk of the entity providing the insurance or other credit support. Changes in the credit quality of the insurer or other credit provider could affect the value of the security and the Fund's share price. Not all securities are rated. In the event that rating agencies assign different ratings to the same security, the Fund's investment manager will determine which rating it believes best reflects the security's quality and risk at that time. Credit risks associated with certain particular classifications of municipal securities include:

General Obligation Bonds—Timely payments depend on the issuer's credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base.

Revenue Bonds—Payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds—Municipalities and other public authorities issue private activity bonds to finance development of facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit, and taxing power for repayment.

Municipal insurance risk. The Fund's investments may include investments in insured municipal securities. Municipal security insurance does not guarantee the value of either individual municipal securities or of shares of the Fund. In addition, a municipal security insurance policy generally will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity. Adverse developments in the bond insurance industry may negatively affect the value of the Fund's insured municipal securities (if any) and the Fund. Because a significant portion of the municipal securities issued and outstanding are insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole. The value of a municipal security will be affected by the credit standing of its insurer. If the credit quality of an insurer is downgraded, the rating on a municipal security insured by such insurer may also be downgraded. This may, in turn, sharply reduce and in some cases eliminate the value provided by insurance. Moreover, having multiple securities insured by the same insurer will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such insurer.

Call risk. Call risk is the likelihood that a security will be prepaid (or "called") before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Extension risk. Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Portfolio strategy. The investment manager's skill in choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective.

Inflation risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting a Fund's real return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest returns in comparison to equity funds. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions.

Tax risk. Income from municipal securities held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Municipal sector risk. The Fund may invest more than 25% of its total assets in municipal securities that finance, or pay interest from the revenues of, similar projects that tend to be impacted the same or similar ways by economic, business, or political developments, which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Risks of health care revenue bonds. The Fund may invest in health care revenue bonds. The health care sector is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care sector is payments from the Medicare and Medicaid programs. As a result, the sector is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the sector, such as general economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers.

Risks of educational revenue bonds. The Fund may invest in educational revenue bonds. These include municipal securities that are obligations of issuers which are, or which govern the operation of, schools, colleges, and universities and whose revenues are derived mainly from ad valorem taxes, or for higher education systems, from tuition, dormitory revenues, grants, and endowments. Litigation or legislation pertaining to ad valorem taxes may affect sources of funds available for the payment of school bonds. College and university obligations may be affected by the possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding, and new government or legislation or regulations which may adversely affect the revenues or costs of such issuers. In addition, student loan revenue bonds, which are generally offered by state (or substate) authorities or commissions and backed by pools of student loans, may be affected by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, student repayment deferral periods of forbearance, potential changes in federal legislation, and state guarantee agency reimbursement.

Risks of electric utility revenue bonds. The Fund may invest in electric utility revenue bonds. Risks associated with electric utility revenue bonds include: (a) the availability and costs of fuel; (b) the availability and costs of capital; (c) the effects of conservation on energy demand; (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations; (e) timely and sufficient rate increases; and (f) opposition to nuclear power.

Risks of gas utility revenue bonds. The Fund may invest in gas utility revenue bonds. Gas utilities are subject to the risks of supply conditions and increased competition from other providers of utility services. In addition, gas utilities are affected by gas prices, which may be magnified to the extent that a gas company enters into long-term contracts for the purchase or sale of gas at fixed prices, since such prices may change significantly and to the disadvantage of the gas utility in the open market. Gas utilities are particularly susceptible to supply and demand imbalances due to unpredictable climate conditions and other factors and are subject to regulatory risks as well.

Risks of water and sewer revenue bonds. The Fund may invest in water and sewer revenue bonds. Issuers of water and sewer bonds face public resistance to rate increases, costly environmental litigation, and Federal environmental mandates. In addition, the lack of water supply due to insufficient rain, run-off, or snow pack may be a concern.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

The bar chart below shows the variability of the Fund's performance from year to year. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Total Annual Return per Calendar Year (bar chart)

During the ten-year period shown in the bar chart, the highest return for a quarter was 6.38% (quarter ended September 30, 2009) and the lowest return for a quarter was -4.56% (quarter ended December 31, 2010).
The table below shows the Fund's average annual returns for 1, 5, and 10 years, and since inception, and how they compare with those of a broad measure of market performance. The return information has been restated to reflect current sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Viking Tax-Free Fund for North Dakota	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes		(2.31%)	2.61%	3.68%	3.87%	Aug 3, 1999
Return After Taxes On Distributions		(2.31%)	2.61%	3.68%	3.87%	Aug 3, 1999
Return After Taxes On Distributions and Sale of Fund Shares		(1.37%)	2.80%	3.75%	3.93%	Aug 3, 1999
Barclays Capital Municipal Bond Index	(reflects no deduction for fees, expenses or taxes)	2.37%	4.09%	4.84%	5.09%	Aug 3, 1999

Viking Small-Cap Value Fund
VIKING SMALL-CAP VALUE FUND—SUMMARY
Investment Objective
The Fund seeks long-term total return and capital preservation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Your Account" on page 23 of the Fund's prospectus and "Buying and Selling Shares" on page 30 of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Viking Small-Cap Value Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Viking Small-Cap Value Fund
Management Fees		1.00%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		1.52%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		2.78%
Fee Waivers and Expense Reimbursements	[2]	(1.12%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.66%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Fund Operating Expenses do not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from April 30, 2011 through April 29, 2012 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and Acquired Fund Fees and Expenses) do not exceed 1.65% of average daily net assets. If the Fund incurred extraordinary or non-recurring expenses, Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements would be higher than what is shown in the table above. This expense limitation agreement may only be terminated or modified prior to April 29, 2012 with the approval of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Viking Small-Cap Value Fund	662	1,244	1,887	3,796

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42.94% of the average value of its portfolio.
Principal Investment Strategies

To pursue its objective, the Fund normally invests at least 80% of its net assets (including any borrowing for investment purposes) in equity securities of small-capitalization companies. The Fund currently defines small-cap companies as companies with total market capitalization of no more than  $3 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a company’s securities after it has grown beyond  $3 billion.

The Fund invests primarily in the equity securities of U.S. companies that are among the leaders in their respective industries. Equity securities generally entitle the holder to participate in a company’s operating results. These include common stocks and preferred stocks. The Fund’s Portfolio Management Team ("Team") invests the Fund’s assets by pursuing a value-oriented strategy. The strategy begins with a screening process that seeks to identify companies whose stocks sell at below average price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples but whose earnings growth rates are above average. Favored are high quality companies, those with dominant and growing business franchises, strong balance sheets, and predictable cash flows. The Team attempts to discern situations where intrinsic asset values are not widely recognized. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. Although the Team employs a disciplined "bottom-up" approach to identify undervalued stocks, it is sensitive to emerging trends in different economic sectors. The Team will consider selling a security if its valuation target is achieved or if its business fundamentals have deteriorated.

The Fund may invest up to 20% of its net assets in sponsored American Depositary Receipts ("ADRs"). ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

During unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash, and cash equivalents. During such times, the Fund may be unable to pursue its investment objective.

The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General risk. There is no assurance that the Fund will meet its investment objective. The Fund’s share price, and the value of your investment, may change. When the value of the Fund’s investments goes down, so does its share price. Similarly, when the value of the Fund’s investments goes up, its share price does as well. Since the value of the Fund’s shares can go up or down, it is possible to lose money by investing in the Fund.

Stock market volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

Small-cap stock risk. Small company stocks may present greater opportunities for capital appreciation, but tend to be more volatile than stocks of larger companies, in part, because small companies tend to be less established than larger companies and more vulnerable to competitive challenges and bad economic news.

Securities of foreign issuers. Although they may add diversification, investments in U.S. dollar-denominated securities of foreign issuers, such as ADRs, can be riskier, due to political instability, less government supervision, less regulation, less publicly available information and lack of uniform accounting standards.

Issuer-specific changes. The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Portfolio strategy. The Team’s skill in choosing appropriate investments for the Fund will determine in part the Fund’s ability to achieve its investment objective. With a value approach, there is also the risk that the stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks.

Common stock risk. Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry, and company conditions and the risks inherent in the portfolio managers’ ability to anticipate changes that can adversely affect the value of the Fund’s holdings.

Preferred stock risk. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

The bar chart below shows the variability of the Fund's performance from year to year. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Total Annual Return per Calendar Year (bar chart)

During the nine-year period shown in the bar chart, the highest return for a quarter was 18.67% (quarter ended June 30, 2009) and the lowest return for a quarter was -22.97% (quarter ended December 31, 2008).
The table below shows the Fund's average annual returns for 1 and 5 years, and since inception, and how they compare with those of a broad measure of market performance. The return information has been restated to reflect current sales charges which became effective as of April 30, 2011. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Viking Small-Cap Value Fund	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception	Inception Date
Return Before Taxes		11.86%	3.35%	6.24%	May 3, 2001
Return After Taxes On Distributions		11.82%	2.95%	5.92%	May 3, 2001
Return After Taxes On Distributions and Sale of Fund Shares		10.06%	2.84%	5.45%	May 3, 2001
Russell 2000 Value Index	(reflects no deduction for fees, expenses or taxes)	24.50%	3.52%	8.10%	May 3, 2001

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	VIKING MUTUAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001082744
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2011
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Viking Tax-Free Fund for Montana
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VIKING TAX-FREE FUND FOR MONTANA—SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks the highest level of current income that is exempt from federal and Montana personal income taxes and is consistent with preservation of capital.
Fees and Expenses of the Fund	vmf1082744_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Your Account" on page 23 of the Fund's prospectus and "Buying and Selling Shares" on page 30 of the Fund's statement of additional information.
Expense Breakpoint Discounts	vmf1082744_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Your Account" on page 23 of the Fund's prospectus and "Buying and Selling Shares" on page 30 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.08%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Fund Operating Expenses do not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	482
3 Years	rr_ExpenseExampleYear03	770
5 Years	rr_ExpenseExampleYear05	1,089
10 Years	rr_ExpenseExampleYear10	2,035
Portfolio Turnover	vmf1082744_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25.34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.34%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, the Fund normally invests:

• at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from federal income taxes, including the federal alternative minimum tax;

• at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from Montana personal income taxes, although the Fund tries to invest all of its assets in these securities.

Municipal bonds are debt securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities, and instrumentalities. The two general classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source.

The investment manager actively manages the Fund's portfolio by selecting securities that it believes will provide the best balance between risk and return within the Fund's range of allowable investments. The investment manager will consider selling a security with deteriorating credit or limited upside potential compared to other available bonds.

The Fund may invest up to 30% of its net assets in U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), the interest on which is exempt from federal and Montana personal income taxes. The Fund may invest up to 20% of its net assets in private activity bonds (which are revenue bonds that finance privately operated facilities), the interest on which is a tax preference item for purposes of the federal alternative minimum tax.

The Fund may invest more than 25% of its net assets in municipal securities that finance similar types of projects, such as education, healthcare, housing, industrial development, transportation, utilities, or pollution control. Economic, business, political, or other changes can affect all securities of a similar type.

All of the municipal securities in which the Fund invests are rated investment grade (BBB- or higher) at the time of purchase by a nationally recognized statistical rating service such as Standard and Poor's Ratings Services or Moody's Investors Service, Inc. or are of comparable quality as determined by the Fund's investment manager. If, subsequent to the purchase of a municipal security, the rating of a municipal security falls below investment grade, the Fund will not be required to dispose of the security.

Under normal circumstances, the Fund will maintain an average stated maturity at between eight and twenty-two years.

During unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash, and cash equivalents. During such times, the Fund may be unable to pursue its investment objective. In addition, these short-term investments may be taxable.

The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To pursue its objective, the Fund normally invests:

• at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from federal income taxes, including the federal alternative minimum tax;

• at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from Montana personal income taxes, although the Fund tries to invest all of its assets in these securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General risk. There is no assurance that the Fund will meet its investment objective. The Fund's share price, and the value of your investment, may change. When the value of the Fund's investments goes down, so does its share price. Similarly, when the value of the Fund's investments goes up, its share price does as well. Since the value of the Fund's shares can go up or down, it is possible to lose money by investing in the Fund.

Non-diversified fund. Because the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers; therefore its investment return is more likely to be impacted by changes in the market value and returns of any one issuer.

Municipal volatility risk. The municipal market can be significantly affected by a number of factors, including adverse tax, legislative or political changes, changes in interest rates, general economic and market conditions, and the financial condition of the issuers of municipal securities.

Single-state fund. Because the Fund focuses its investments in the municipal securities of Montana, adverse economic, political, or regulatory occurrences in Montana will have a greater impact on investment returns than would be the case for a municipal securities fund investing nationally. Montana's economy is based primarily on agriculture, tourism, energy, mining, and the processing of minerals and agricultural/forest products. Specific issues may arise pertaining to these sectors that may have an impact on the ability of local municipal securities issuers to meet their obligations.

Interest rate risk. When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession.

Income risk. The income from the Fund's portfolio may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market rates that are below the portfolio's current earnings rate.

Maturity risk. Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.

Credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value. Securities supported by insurance or other credit enhancements have the credit risk of the entity providing the insurance or other credit support. Changes in the credit quality of the insurer or other credit provider could affect the value of the security and the Fund's share price. Not all securities are rated. In the event that rating agencies assign different ratings to the same security, the Fund's investment manager will determine which rating it believes best reflects the security's quality and risk at that time. Credit risks associated with certain particular classifications of municipal securities include:

General Obligation Bonds—Timely payments depend on the issuer's credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base.

Revenue Bonds—Payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds—Municipalities and other public authorities issue private activity bonds to finance development of facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit, and taxing power for repayment.

Municipal insurance risk. The Fund's investments may include investments in insured municipal securities. Municipal security insurance does not guarantee the value of either individual municipal securities or of shares of the Fund. In addition, a municipal security insurance policy generally will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity. Adverse developments in the bond insurance industry may negatively affect the value of the Fund's insured municipal securities (if any) and the Fund. Because a significant portion of the municipal securities issued and outstanding are insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole. The value of a municipal security will be affected by the credit standing of its insurer. If the credit quality of an insurer is downgraded, the rating on a municipal security insured by such insurer may also be downgraded. This may, in turn, sharply reduce and in some cases eliminate the value provided by insurance. Moreover, having multiple securities insured by the same insurer will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such insurer.

Call risk. Call risk is the likelihood that a security will be prepaid (or "called") before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Extension risk. Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Portfolio strategy. The investment manager's skill in choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective.

Inflation risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting a Fund's real return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest returns in comparison to equity funds. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions.

Tax risk. Income from municipal securities held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Municipal sector risk. The Fund may invest more than 25% of its total assets in municipal securities that finance, or pay interest from the revenues of, similar projects that tend to be impacted the same or similar ways by economic, business, or political developments, which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Risks of health care revenue bonds. The Fund may invest in health care revenue bonds. The health care sector is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care sector is payments from the Medicare and Medicaid programs. As a result, the sector is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the sector, such as general economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers.

Risks of educational revenue bonds. The Fund may invest in educational revenue bonds. These include municipal securities that are obligations of issuers which are, or which govern the operation of, schools, colleges, and universities and whose revenues are derived mainly from ad valorem taxes, or for higher education systems, from tuition, dormitory revenues, grants, and endowments. Litigation or legislation pertaining to ad valorem taxes may affect sources of funds available for the payment of school bonds. College and university obligations may be affected by the possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding, and new government or legislation or regulations which may adversely affect the revenues or costs of such issuers. In addition, student loan revenue bonds, which are generally offered by state (or substate) authorities or commissions and backed by pools of student loans, may be affected by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, student repayment deferral periods of forbearance, potential changes in federal legislation, and state guarantee agency reimbursement.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified fund. Because the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers; therefore its investment return is more likely to be impacted by changes in the market value and returns of any one issuer.
Fund Performance	vmf1082744_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

The bar chart below shows the variability of the Fund's performance from year to year. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.integrityvikingfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-276-1262
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the Fund's performance from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Return per Calendar Year (bar chart)
2001	rr_AnnualReturn2001	4.48%
2002	rr_AnnualReturn2002	9.90%
2003	rr_AnnualReturn2003	4.45%
2004	rr_AnnualReturn2004	4.05%
2005	rr_AnnualReturn2005	1.96%
2006	rr_AnnualReturn2006	4.15%
2007	rr_AnnualReturn2007	2.96%
2008	rr_AnnualReturn2008	(4.66%)
2009	rr_AnnualReturn2009	11.97%
2010	rr_AnnualReturn2010	1.93%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 6.39% (quarter ended September 30, 2009) and the lowest return for a quarter was -4.60% (quarter ended December 31, 2010).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.39%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.60%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows the Fund's average annual returns for 1, 5, and 10 years, and since inception, and how they compare with those of a broad measure of market performance. The return information has been restated to reflect current sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The return information has been restated to reflect current sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Viking Tax-Free Fund for Montana | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.87%)
5 Years	rr_AverageAnnualReturnYear05	2.35%
10 Years	rr_AverageAnnualReturnYear10	3.64%
Since Inception	rr_AverageAnnualReturnSinceInception	3.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 1999
Viking Tax-Free Fund for Montana | Return After Taxes On Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.87%)
5 Years	rr_AverageAnnualReturnYear05	2.35%
10 Years	rr_AverageAnnualReturnYear10	3.63%
Since Inception	rr_AverageAnnualReturnSinceInception	3.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 1999
Viking Tax-Free Fund for Montana | Return After Taxes On Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.99%)
5 Years	rr_AverageAnnualReturnYear05	2.58%
10 Years	rr_AverageAnnualReturnYear10	3.71%
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 1999
Viking Tax-Free Fund for Montana | Barclays Capital Municipal Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.37%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	4.84%
Since Inception	rr_AverageAnnualReturnSinceInception	5.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 1999
Viking Tax-Free Fund for North Dakota
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VIKING TAX-FREE FUND FOR NORTH DAKOTA—SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks the highest level of current income that is exempt from federal and North Dakota personal income taxes and is consistent with preservation of capital.
Fees and Expenses of the Fund	vmf1082744_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Your Account" on page 23 of the Fund's prospectus and "Buying and Selling Shares" on page 30 of the Fund's statement of additional information.
Expense Breakpoint Discounts	vmf1082744_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Your Account" on page 23 of the Fund's prospectus and "Buying and Selling Shares" on page 30 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.07%
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	481
3 Years	rr_ExpenseExampleYear03	782
5 Years	rr_ExpenseExampleYear05	1,115
10 Years	rr_ExpenseExampleYear10	2,103
Portfolio Turnover	vmf1082744_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29.47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.47%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, the Fund normally invests:

• at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from federal income taxes, including the federal alternative minimum tax;

• at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from North Dakota personal income taxes, although the Fund tries to invest all of its assets in these securities.

Municipal bonds are debt securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities, and instrumentalities. The two general classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source.

The investment manager actively manages the Fund's portfolio by selecting securities that it believes will provide the best balance between risk and return within the Fund's range of allowable investments. The investment manager will consider selling a security with deteriorating credit or limited upside potential compared to other available bonds.

The Fund may invest up to 30% of its net assets in U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), the interest on which is exempt from federal and North Dakota personal income taxes. The Fund may invest up to 20% of its net assets in private activity bonds (which are revenue bonds that finance privately operated facilities), the interest on which is a tax preference item for purposes of the federal alternative minimum tax.

The Fund may invest more than 25% of its net assets in municipal securities that finance similar types of projects, such as education, healthcare, housing, industrial development, transportation, utilities, or pollution control. Economic, business, political, or other changes can affect all securities of a similar type.

All of the municipal securities in which the Fund invests are rated investment grade (BBB- or higher) at the time of purchase by a nationally recognized statistical rating service such as Standard and Poor's Ratings Services or Moody's Investors Service, Inc. or are of comparable quality as determined by the Fund's investment manager. If, subsequent to the purchase of a municipal security the rating of a municipal security falls below investment grade, the Fund will not be required to dispose of the security.

Under normal circumstances, the Fund will maintain an average stated maturity at between eight and twenty-two years.

During unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash, and cash equivalents. During such times, the Fund may be unable to pursue its investment objective. In addition, these short-term investments may be taxable.

The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To pursue its objective, the Fund normally invests:

• at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from federal income taxes, including the federal alternative minimum tax;

• at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from North Dakota personal income taxes, although the Fund tries to invest all of its assets in these securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General risk. There is no assurance that the Fund will meet its investment objective. The Fund's share price, and the value of your investment, may change. When the value of the Fund's investments goes down, so does its share price. Similarly, when the value of the Fund's investments goes up, its share price does as well. Since the value of the Fund's shares can go up or down, it is possible to lose money by investing in the Fund.

Non-diversified fund. Because the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers; therefore its investment return is more likely to be impacted by changes in the market value and returns of any one issuer.

Municipal volatility risk. The municipal market can be significantly affected by a number of factors, including adverse tax, legislative or political changes, changes in interest rates, general economic and market conditions, and the financial condition of the issuers of municipal securities.

Single-state fund. Because the Fund focuses its investments in the municipal securities of North Dakota, adverse economic, political or regulatory occurrences in North Dakota will have a greater impact on investment returns than would be the case for a municipal securities fund investing nationally. North Dakota's economy is based primarily on agriculture, mining, and energy. Specific issues may arise pertaining to these sectors that may have an impact on the ability of local municipal securities issuers to meet their obligations.

Interest rate risk. When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession.

Income risk. The income from the Fund's portfolio may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market rates that are below the portfolio's current earnings rate.

Maturity risk. Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.

Credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value. Securities supported by insurance or other credit enhancements have the credit risk of the entity providing the insurance or other credit support. Changes in the credit quality of the insurer or other credit provider could affect the value of the security and the Fund's share price. Not all securities are rated. In the event that rating agencies assign different ratings to the same security, the Fund's investment manager will determine which rating it believes best reflects the security's quality and risk at that time. Credit risks associated with certain particular classifications of municipal securities include:

General Obligation Bonds—Timely payments depend on the issuer's credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base.

Revenue Bonds—Payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds—Municipalities and other public authorities issue private activity bonds to finance development of facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit, and taxing power for repayment.

Municipal insurance risk. The Fund's investments may include investments in insured municipal securities. Municipal security insurance does not guarantee the value of either individual municipal securities or of shares of the Fund. In addition, a municipal security insurance policy generally will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity. Adverse developments in the bond insurance industry may negatively affect the value of the Fund's insured municipal securities (if any) and the Fund. Because a significant portion of the municipal securities issued and outstanding are insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole. The value of a municipal security will be affected by the credit standing of its insurer. If the credit quality of an insurer is downgraded, the rating on a municipal security insured by such insurer may also be downgraded. This may, in turn, sharply reduce and in some cases eliminate the value provided by insurance. Moreover, having multiple securities insured by the same insurer will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such insurer.

Call risk. Call risk is the likelihood that a security will be prepaid (or "called") before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Extension risk. Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Portfolio strategy. The investment manager's skill in choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective.

Inflation risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting a Fund's real return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest returns in comparison to equity funds. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions.

Tax risk. Income from municipal securities held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Municipal sector risk. The Fund may invest more than 25% of its total assets in municipal securities that finance, or pay interest from the revenues of, similar projects that tend to be impacted the same or similar ways by economic, business, or political developments, which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Risks of health care revenue bonds. The Fund may invest in health care revenue bonds. The health care sector is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care sector is payments from the Medicare and Medicaid programs. As a result, the sector is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the sector, such as general economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers.

Risks of educational revenue bonds. The Fund may invest in educational revenue bonds. These include municipal securities that are obligations of issuers which are, or which govern the operation of, schools, colleges, and universities and whose revenues are derived mainly from ad valorem taxes, or for higher education systems, from tuition, dormitory revenues, grants, and endowments. Litigation or legislation pertaining to ad valorem taxes may affect sources of funds available for the payment of school bonds. College and university obligations may be affected by the possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding, and new government or legislation or regulations which may adversely affect the revenues or costs of such issuers. In addition, student loan revenue bonds, which are generally offered by state (or substate) authorities or commissions and backed by pools of student loans, may be affected by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, student repayment deferral periods of forbearance, potential changes in federal legislation, and state guarantee agency reimbursement.

Risks of electric utility revenue bonds. The Fund may invest in electric utility revenue bonds. Risks associated with electric utility revenue bonds include: (a) the availability and costs of fuel; (b) the availability and costs of capital; (c) the effects of conservation on energy demand; (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations; (e) timely and sufficient rate increases; and (f) opposition to nuclear power.

Risks of gas utility revenue bonds. The Fund may invest in gas utility revenue bonds. Gas utilities are subject to the risks of supply conditions and increased competition from other providers of utility services. In addition, gas utilities are affected by gas prices, which may be magnified to the extent that a gas company enters into long-term contracts for the purchase or sale of gas at fixed prices, since such prices may change significantly and to the disadvantage of the gas utility in the open market. Gas utilities are particularly susceptible to supply and demand imbalances due to unpredictable climate conditions and other factors and are subject to regulatory risks as well.

Risks of water and sewer revenue bonds. The Fund may invest in water and sewer revenue bonds. Issuers of water and sewer bonds face public resistance to rate increases, costly environmental litigation, and Federal environmental mandates. In addition, the lack of water supply due to insufficient rain, run-off, or snow pack may be a concern.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified fund. Because the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers; therefore its investment return is more likely to be impacted by changes in the market value and returns of any one issuer.
Fund Performance	vmf1082744_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

The bar chart below shows the variability of the Fund's performance from year to year. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.integrityvikingfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-276-1262
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the Fund's performance from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Return per Calendar Year (bar chart)
2001	rr_AnnualReturn2001	3.26%
2002	rr_AnnualReturn2002	10.07%
2003	rr_AnnualReturn2003	4.60%
2004	rr_AnnualReturn2004	3.76%
2005	rr_AnnualReturn2005	2.24%
2006	rr_AnnualReturn2006	4.77%
2007	rr_AnnualReturn2007	2.77%
2008	rr_AnnualReturn2008	(4.89%)
2009	rr_AnnualReturn2009	13.77%
2010	rr_AnnualReturn2010	1.48%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 6.38% (quarter ended September 30, 2009) and the lowest return for a quarter was -4.56% (quarter ended December 31, 2010).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.38%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.56%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows the Fund's average annual returns for 1, 5, and 10 years, and since inception, and how they compare with those of a broad measure of market performance. The return information has been restated to reflect current sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The return information has been restated to reflect current sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Viking Tax-Free Fund for North Dakota | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.31%)
5 Years	rr_AverageAnnualReturnYear05	2.61%
10 Years	rr_AverageAnnualReturnYear10	3.68%
Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 1999
Viking Tax-Free Fund for North Dakota | Return After Taxes On Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.31%)
5 Years	rr_AverageAnnualReturnYear05	2.61%
10 Years	rr_AverageAnnualReturnYear10	3.68%
Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 1999
Viking Tax-Free Fund for North Dakota | Return After Taxes On Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.37%)
5 Years	rr_AverageAnnualReturnYear05	2.80%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Since Inception	rr_AverageAnnualReturnSinceInception	3.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 1999
Viking Tax-Free Fund for North Dakota | Barclays Capital Municipal Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.37%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	4.84%
Since Inception	rr_AverageAnnualReturnSinceInception	5.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 1999
Viking Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VIKING SMALL-CAP VALUE FUND—SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return and capital preservation.
Fees and Expenses of the Fund	vmf1082744_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Your Account" on page 23 of the Fund's prospectus and "Buying and Selling Shares" on page 30 of the Fund's statement of additional information.
Expense Breakpoint Discounts	vmf1082744_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Your Account" on page 23 of the Fund's prospectus and "Buying and Selling Shares" on page 30 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.78%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.12%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.66%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Fund Operating Expenses do not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	662
3 Years	rr_ExpenseExampleYear03	1,244
5 Years	rr_ExpenseExampleYear05	1,887
10 Years	rr_ExpenseExampleYear10	3,796
Portfolio Turnover	vmf1082744_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42.94% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.94%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, the Fund normally invests at least 80% of its net assets (including any borrowing for investment purposes) in equity securities of small-capitalization companies. The Fund currently defines small-cap companies as companies with total market capitalization of no more than  $3 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a company’s securities after it has grown beyond  $3 billion.

The Fund invests primarily in the equity securities of U.S. companies that are among the leaders in their respective industries. Equity securities generally entitle the holder to participate in a company’s operating results. These include common stocks and preferred stocks. The Fund’s Portfolio Management Team ("Team") invests the Fund’s assets by pursuing a value-oriented strategy. The strategy begins with a screening process that seeks to identify companies whose stocks sell at below average price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples but whose earnings growth rates are above average. Favored are high quality companies, those with dominant and growing business franchises, strong balance sheets, and predictable cash flows. The Team attempts to discern situations where intrinsic asset values are not widely recognized. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. Although the Team employs a disciplined "bottom-up" approach to identify undervalued stocks, it is sensitive to emerging trends in different economic sectors. The Team will consider selling a security if its valuation target is achieved or if its business fundamentals have deteriorated.

The Fund may invest up to 20% of its net assets in sponsored American Depositary Receipts ("ADRs"). ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

During unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash, and cash equivalents. During such times, the Fund may be unable to pursue its investment objective.

The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its objective, the Fund normally invests at least 80% of its net assets (including any borrowing for investment purposes) in equity securities of small-capitalization companies. The Fund currently defines small-cap companies as companies with total market capitalization of no more than $3 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a company's securities after it has grown beyond $3 billion.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General risk. There is no assurance that the Fund will meet its investment objective. The Fund’s share price, and the value of your investment, may change. When the value of the Fund’s investments goes down, so does its share price. Similarly, when the value of the Fund’s investments goes up, its share price does as well. Since the value of the Fund’s shares can go up or down, it is possible to lose money by investing in the Fund.

Stock market volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

Small-cap stock risk. Small company stocks may present greater opportunities for capital appreciation, but tend to be more volatile than stocks of larger companies, in part, because small companies tend to be less established than larger companies and more vulnerable to competitive challenges and bad economic news.

Securities of foreign issuers. Although they may add diversification, investments in U.S. dollar-denominated securities of foreign issuers, such as ADRs, can be riskier, due to political instability, less government supervision, less regulation, less publicly available information and lack of uniform accounting standards.

Issuer-specific changes. The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Portfolio strategy. The Team’s skill in choosing appropriate investments for the Fund will determine in part the Fund’s ability to achieve its investment objective. With a value approach, there is also the risk that the stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks.

Common stock risk. Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry, and company conditions and the risks inherent in the portfolio managers’ ability to anticipate changes that can adversely affect the value of the Fund’s holdings.

Preferred stock risk. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Many factors affect the Fund's net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Fund Performance	vmf1082744_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

The bar chart below shows the variability of the Fund's performance from year to year. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.integrityvikingfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-276-1262
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the Fund's performance from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Return per Calendar Year (bar chart)
2002	rr_AnnualReturn2002	(8.87%)
2003	rr_AnnualReturn2003	32.94%
2004	rr_AnnualReturn2004	17.86%
2005	rr_AnnualReturn2005	4.18%
2006	rr_AnnualReturn2006	14.02%
2007	rr_AnnualReturn2007	2.41%
2008	rr_AnnualReturn2008	(27.12%)
2009	rr_AnnualReturn2009	23.82%
2010	rr_AnnualReturn2010	17.76%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the nine-year period shown in the bar chart, the highest return for a quarter was 18.67% (quarter ended June 30, 2009) and the lowest return for a quarter was -22.97% (quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.67%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.97%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows the Fund's average annual returns for 1 and 5 years, and since inception, and how they compare with those of a broad measure of market performance. The return information has been restated to reflect current sales charges which became effective as of April 30, 2011. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The return information has been restated to reflect current sales charges which became effective as of April 30, 2011.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Viking Small-Cap Value Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.86%
5 Years	rr_AverageAnnualReturnYear05	3.35%
Since Inception	rr_AverageAnnualReturnSinceInception	6.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2001
Viking Small-Cap Value Fund | Return After Taxes On Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.82%
5 Years	rr_AverageAnnualReturnYear05	2.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2001
Viking Small-Cap Value Fund | Return After Taxes On Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.06%
5 Years	rr_AverageAnnualReturnYear05	2.84%
Since Inception	rr_AverageAnnualReturnSinceInception	5.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2001
Viking Small-Cap Value Fund | Russell 2000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	24.50%
5 Years	rr_AverageAnnualReturnYear05	3.52%
Since Inception	rr_AverageAnnualReturnSinceInception	8.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2001

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Fund Operating Expenses do not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from April 30, 2011 through April 29, 2012 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and Acquired Fund Fees and Expenses) do not exceed 1.07% of average daily net assets. If the Fund incurred extraordinary or non-recurring expenses, Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements would be higher than what is shown in the table above. This expense limitation agreement may only be terminated or modified prior to April 29, 2012 with the approval of the Fund's Board of Trustees.
[3]	The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from April 30, 2011 through April 29, 2012 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and Acquired Fund Fees and Expenses) do not exceed 1.65% of average daily net assets. If the Fund incurred extraordinary or non-recurring expenses, Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements would be higher than what is shown in the table above. This expense limitation agreement may only be terminated or modified prior to April 29, 2012 with the approval of the Fund's Board of Trustees.